Financial Risk Factors and Risk Management - Designated Hedging Instruments in Interest Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Carrying amount
Other financial assets	€ 6,479	€ 9,033
Interest Rate Hedges | Interest Rate Risk | Interest Rate Swaps for EUR
FINANCIAL RISK FACTORS
Notional amount	4,550
Carrying amount
Other financial assets	0
Other financial liabilities	(749)
Change in fair value used for measuring ineffectiveness	(749)
Interest Rate Hedges | Interest Rate Risk | Interest Rate Swaps for USD
FINANCIAL RISK FACTORS
Notional amount	94
Carrying amount
Other financial assets	0
Other financial liabilities	(3)
Change in fair value used for measuring ineffectiveness	€ (3)